Related Party Transactions (Narrative) (Details) - Shandong SNTON - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Additional Interest Rate Above Benchmark Rate	20.00%
Interest Expense, Related Party		¥ 27,896	¥ 22,930	¥ 17,373
Loans Payable, Noncurrent	¥ 105,000	¥ 86,796